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                            GROUP VARIABLE CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                             CHICAGO PUBLIC SCHOOLS
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford's Ratings" in the "Hartford Life Insurance Company" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


        RATINGS AGENCY                EFFECTIVE DATE                   RATING                   BASIS OF RATING
                                         OF RATING
            Fitch                         9/19/02                        AA                  Claims paying ability




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4066
333-72042